Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 230,840	¥ 95,943	¥ 139,347
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	120,439	(17,354)	(32,157)
Net gains and losses on derivative instruments	(972)	970	(1,068)
Pension liability adjustments	56,508	1,382	(3,630)
Net change during the period	175,975	(15,002)	(36,855)
Comprehensive income (loss)	406,815	80,941	102,492
Less: Comprehensive income attributable to noncontrolling interests	19,102	13,961	16,353
Comprehensive income (loss) attributable to Canon Inc.	¥ 387,713	¥ 66,980	¥ 86,139